Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-120120-01
Entity Registrant Name	KIDOZ INC.
Entity Central Index Key	0001318482
Entity Address, Address Line One	Suite 220
Entity Address, Address Line Two	1685 West 4th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6J 1L8